Accounting policies and statement of compliance - Adoption of New Standards (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [Line Items]
Total non-current assets	€ 133,972	€ 163,756	[1]	€ 131,574
Total current assets	173,451	237,605	[1]	319,643
Total assets	307,423	401,361	[1]	451,216
Total shareholders’ equity	155,976	217,416	[1]	167,240	€ 99,444	[2]
Collaboration liabilities—non-current portion	44,854	0	[1]	10,669
Deferred revenue—non-current portion	32,674	40,342	[1]	68,098	87,005
Total non-current liabilities	105,959	62,123	[1]	87,238
Trade payables and others	29,539	49,504	[1]	91,655
Collaboration liabilities—current portion	1,832	21,304	[1]	20,987
Deferred revenue—current portion	11,299	48,770	[1]	82,096	47,909
Total current liabilities	45,488	121,822	[1]	196,737
Total liabilities and shareholders' equity	307,423	401,361	[1]	451,216
Revenue from collaboration and licensing agreements	56,155	68,974	[3]	79,892
Government financing for research expenditures	13,618	16,840	[3]	14,060
Revenue and other income	70,451	85,814	[3]	93,952
Research and development expenses	(58,613)	(78,844)	[3]	(69,555)
Operating expenses	(133,388)	(104,647)	[3]	(87,697)
Net income (loss) from distribution agreements	861	(8,219)	[3]	(1,109)
Operating income	(62,076)	(27,052)	[3]	5,146
Financial income	4,855	11,269	[3]	6,002
Financial expenses	(6,763)	(4,976)	[3]	(8,429)
Net financial income (loss)	(1,908)	6,293		(2,427)
Net income before tax	(63,984)	(20,759)	[3]	2,718
Income tax	0	0	[3]	333
Net income (loss)	€ (63,984)	€ (20,759)	[4]	€ 3,049
Basic income (loss) per share (€ per share) (in EUR per share)	€ (0.81)	€ (0.31)	[3]	€ 0.05
Diluted income (loss) per share (€ per share) (in EUR per share)	€ (0.81)	€ (0.31)	[3]	€ 0.05
Property and equipment	€ 11,694	€ 11,672	[1]	€ 10,216	10,729
Financial liabilities - current portion	2,142	2,130	[1]	1,347
Financial liabilities - non-current portion	16,945	16,593	[1]	3,175
Provision - non-current portion	€ 221	€ 142	[1]	38
Previously stated
Disclosure of initial application of standards or interpretations [Line Items]
Deferred tax assets				1,561	0
Total non-current assets				131,574	117,501
Total current assets				319,643	137,521
Total assets				451,216	255,023
Reserves				(137,840)	(103,595)
Total shareholders’ equity				167,240	85,956
Collaboration liabilities—non-current portion				10,669	0
Deferred revenue—non-current portion				68,098	87,005
Deferred tax liabilities				1,561	0
Total non-current liabilities				87,238	95,158
Trade payables and others				91,655	24,657
Collaboration liabilities—current portion				20,987	0
Deferred revenue—current portion				82,096	47,909
Total current liabilities				196,737	73,909
Total liabilities and shareholders' equity				451,216	255,023
Net result				3,049
Revenue from collaboration and licensing agreements				79,892
Government financing for research expenditures				14,060
Revenue and other income				93,952
Research and development expenses				(69,555)
General and administrative expenses				(18,142)
Operating expenses				(87,697)
Net income (loss) from distribution agreements				(1,109)
Operating income				5,146
Financial income				6,002
Financial expenses				(8,429)
Net financial income (loss)				(2,427)
Net income before tax				2,718
Income tax				333
Net income (loss)				€ 3,049
Basic income (loss) per share (€ per share) (in EUR per share)				€ 0.05
Diluted income (loss) per share (€ per share) (in EUR per share)				€ 0.05
Property and equipment				€ 10,216
Financial liabilities - current portion				1,347
Financial liabilities - non-current portion				3,175
Provision - non-current portion				38
IFRS 15
Disclosure of initial application of standards or interpretations [Line Items]
Deferred tax assets				0	3,098
Total non-current assets				130,013	120,599
Total current assets				319,643	137,521
Total assets				449,655	258,121
Reserves				(152,427)	(90,107)
Total shareholders’ equity				161,101	99,444
Collaboration liabilities—non-current portion				0	17,314
Deferred revenue—non-current portion				76,056	61,759
Deferred tax liabilities				0	3,098
Total non-current liabilities				82,966	90,324
Trade payables and others				95,037	19,501
Collaboration liabilities—current portion				0	27,437
Deferred revenue—current portion				108,551	20,072
Total current liabilities				205,587	68,353
Total liabilities and shareholders' equity				449,655	258,121
Net result				10,398
Revenue from collaboration and licensing agreements				100,925
Government financing for research expenditures				14,060
Revenue and other income				114,985
Research and development expenses				(85,097)
General and administrative expenses				(18,142)
Operating expenses				(103,239)
Net income (loss) from distribution agreements				(1,109)
Operating income				10,637
Financial income				6,002
Financial expenses				(6,571)
Net financial income (loss)				(569)
Net income before tax				10,067
Income tax				333
Net income (loss)				€ 10,397
Basic income (loss) per share (€ per share) (in EUR per share)				€ 0.18
Diluted income (loss) per share (€ per share) (in EUR per share)				€ 0.18
IFRS 15 | Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of initial application of standards or interpretations [Line Items]
Deferred tax assets				€ (1,561)	3,098
Total non-current assets				(1,561)	3,098
Total current assets				0	0
Total assets				(1,561)	3,098
Reserves				(13,488)	13,488
Total shareholders’ equity				(6,139)	13,488
Collaboration liabilities—non-current portion				(10,669)	17,314
Deferred revenue—non-current portion				7,958	(25,246)
Deferred tax liabilities				(1,561)	3,098
Total non-current liabilities				(4,272)	(4,834)
Trade payables and others				3,382	(5,156)
Collaboration liabilities—current portion				(20,987)	27,437
Deferred revenue—current portion				26,455	(27,837)
Total current liabilities				8,850	(5,556)
Total liabilities and shareholders' equity				(1,561)	€ 3,098
Net result				7,349
Revenue from collaboration and licensing agreements				21,033
Government financing for research expenditures				0
Revenue and other income				21,033
Research and development expenses				(15,542)
General and administrative expenses				0
Operating expenses				(15,542)
Net income (loss) from distribution agreements				0
Operating income				5,491
Financial income				0
Financial expenses				1,858
Net financial income (loss)				1,858
Net income before tax				7,349
Income tax				0
Net income (loss)				7,349
IFRS 16
Disclosure of initial application of standards or interpretations [Line Items]
Total non-current assets				132,671
Total current assets				319,643
Total assets				452,313
Reserves				(137,961)
Total shareholders’ equity				167,119
Total non-current liabilities				88,136
Total current liabilities				197,057
Total liabilities and shareholders' equity				452,313
Property and equipment				11,313
Financial liabilities - current portion				1,667
Financial liabilities - non-current portion				4,023
Provision - non-current portion				88
IFRS 16 | Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of initial application of standards or interpretations [Line Items]
Total non-current assets				1,097
Total current assets				0
Total assets				1,097
Reserves				(121)
Total shareholders’ equity				(121)
Total non-current liabilities				898
Total current liabilities				320
Total liabilities and shareholders' equity				1,097
Property and equipment				1,097
Financial liabilities - current portion				320
Financial liabilities - non-current portion				848
Provision - non-current portion				€ 50

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.
[2]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 have not been restated. See Note 2.d et 2.e for more details on transition measures.
[3]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.
[4]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.